CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Licenses	$ 268,981	$ 260,228	$ 245,965
SaaS	77,205	21,353	4,874
Search	76,601	88,964	154,814
Other	5,524	3,528	1,460
Total revenue	428,311	374,073	407,113
Cost of revenue:
Software sales	(59,948)	(39,068)	(30,027)
Search and other	(4,858)	(12,759)	(38,818)
Total cost of revenue	(64,806)	(51,827)	(68,845)
Gross profit	363,505	322,246	338,268
Operating expenses:
Research and development	(88,008)	(70,168)	(60,885)
Sales and marketing	(125,325)	(96,950)	(96,382)
General and administrative	(75,238)	(75,790)	(70,902)
Total operating expenses	(288,571)	(242,908)	(228,169)
Operating income	74,934	79,338	110,099
Other income (expense):
Interest income	121	103	90
Interest and finance cost	(15,934)	(3,997)	(7,954)
Other, net	324	(1,431)	485
Other income and expense, net	(15,489)	(5,325)	(7,379)
Income before income taxes	59,445	74,013	102,720
Income tax provision	(10,519)	(19,579)	(39,006)
Net income	48,926	54,434	63,714
Less: Net income attributable to redeemable non-controlling interests	(35)	(8)
Net income attributable to AVG Technologies N.V.	48,891	54,426	63,714
Earnings per share attributable to AVG Technologies N.V. ordinary shareholders:
Net income	48,891	54,426	63,714
Redeemable non-controlling interest	(1,925)	(534)
Net income available to ordinary shareholders - basic	46,966	53,892	63,714
Net income available to ordinary shareholders - diluted	$ 46,966	$ 53,892	$ 63,714
Earnings per share attributable to AVG Technologies N.V. ordinary shareholders - basic	$ 0.90	$ 1.03	$ 1.18
Earnings per share attributable to AVG Technologies N.V. ordinary shareholders - diluted	$ 0.89	$ 1.02	$ 1.16
Weighted-average shares outstanding - basic	51,979,048	52,219,176	54,208,065
Weighted-average shares outstanding - diluted	52,805,218	52,591,435	54,710,704